Restructuring Charges	12 Months Ended
Dec. 31, 2022
Restructuring Charges.
Restructuring Charges

(15)    Restructuring Charges

In order to mitigate the adverse impact on the Company’s business resulting from the COVID-19 pandemic and in order to simplify the Company’s business process and improve its operational efficiencies, in 2020, the Company initiated cost savings measures which included voluntary and involuntary terminations of employee services and facility closures. Such measures are expected to provide efficiencies and realign resources within the Company. Except for in certain jurisdictions, these restructuring activities are substantially complete and the Company does not expect additional restructuring charges associated with these activities to be significant. However, the Company continues to actively evaluate additional cost reduction efforts and should the Company make decisions in future periods to take further actions, it may incur additional restructuring charges. In this respect, in January 2023, the Company announced changes to its internal operating model which would result in future cash expenditures for the payment of severance and related benefits costs resulting from reduction in workforce (see note 29 - Subsequent Events).

The Company incurred $(3) million, $14 million and $206 million in restructuring charges, which included restructuring costs related to voluntary and involuntary employee terminations, facility closures, and other exit activities during the years ended December 31, 2022, 2021 and 2020, respectively.

The table below sets forth accrued restructuring cost, included in accrued expenses and other current liabilities, for the years ended December 31, 2022, 2021 and 2020:

(in $ millions)	Employee related	Facility	Total
Balance as of December 31, 2019	10	—	10
Charges	178	28	206
Cash settled	(94)	(5)	(99)
Other non-cash(1)	—	(20)	(20)
Balance as of December 31, 2020	94	3	97
Charges, net	13	1	14
Acquired on acquisition	30	—	30
Reclassification	(4)	4	—
Other non-cash(1)	—	(1)	(1)
Cash settled	(69)	(2)	(71)
Balance as of December 31, 2021	64	5	69
Reversal of accruals	(1)	(2)	(3)
Cash settled	(55)	—	(55)
Balance as of December 31, 2022	$8	$3	$11

(1)

Includes impairment of operating lease ROU assets of $1 million and $20 million for the years ended December 31, 2021 and 2020, respectively. There was no impairment of operating lease ROU asset for the year ended December 31, 2022.